UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.0%
AUSTRALIA 16.5%
DIVERSIFIED 7.0%
BGP Holdings PLC (EUR)(a),(b),(c)	55,752,507	$0
Dexus Property Group	25,411,327	20,999,920
FKP Property Group	15,584,764	12,803,931
Mirvac Group	14,889,540	19,140,668
Stockland	11,271,320	41,834,075
		94,778,594
INDUSTRIAL 1.7%
Goodman Group	28,210,707	17,587,247
ING Industrial Fund	11,919,445	5,645,160
		23,232,407
OFFICE 0.5%
Commonwealth Property Office Fund	7,298,686	6,490,179
RETAIL 7.3%
CFS Retail Property Trust	4,344,486	7,957,411
Westfield Group	7,760,110	91,956,517
		99,913,928
TOTAL AUSTRALIA		224,415,108
BRAZIL 3.4%
DIVERSIFIED 0.5%
PDG Realty SA Empreendimentos e Participacoes	565,265	6,731,731
HOTEL 0.3%
BHG SA - Brazil Hospitality Group(c)	337,513	3,839,909
OFFICE 1.1%
BR Properties SA	1,595,118	15,366,680

	Number of Shares	Value
RETAIL 1.5%
Aliansce Shopping Centers SA	967,285	$7,431,859
BR Malls Participacoes SA	1,556,416	13,006,928
		20,438,787
TOTAL BRAZIL		46,377,107
CANADA 6.8%
DIVERSIFIED 0.6%
Brookfield Asset Management	239,902	6,775,734
H&R Real Estate Investment Trust	48,132	923,906
		7,699,640
HOTEL 0.6%
InnVest Real Estate Investment Trust	1,095,029	7,652,112
OFFICE 1.4%
Brookfield Properties Corp.	1,255,703	19,488,511
RESIDENTIAL 2.3%
Boardwalk REIT	312,586	14,278,882
Melcor Developments Ltd.	860,339	9,825,040
Northern Property Real Estate Investment Trust	268,053	6,677,226
		30,781,148
RETAIL 1.9%
First Capital Realty	393,929	5,934,396
Primaris Retail REIT	717,437	13,611,012
RioCan REIT	301,543	6,717,237
		26,262,645
TOTAL CANADA		91,884,056
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	2,881,229	13,983,097

	Number of Shares	Value
FRANCE 5.9%
DIVERSIFIED 5.4%
ICADE	11,356	$1,192,972
Unibail-Rodamco	327,056	72,518,998
		73,711,970
RETAIL 0.5%
Mercialys	156,852	6,115,496
TOTAL FRANCE		79,827,466
GERMANY 0.3%
RESIDENTIAL
Deutsche Wohnen AG(c)	368,473	4,383,755
HONG KONG 31.0%
DIVERSIFIED 23.6%
Agile Property Holdings Ltd.	8,057,000	9,138,158
China Resources Land Ltd.	6,852,200	13,936,049
Glorious Property Holdings Ltd.	20,435,852	5,847,206
Great Eagle Holdings Ltd.	2,893,021	8,781,024
Hang Lung Properties Ltd.	7,388,000	35,945,662
Henderson Land Development Company Ltd.	1,413,399	10,064,674
Hysan Development Company Ltd.	2,263,103	8,079,542
Kerry Properties Ltd.	3,186,400	17,310,137
KWG Property Holding Ltd.	12,271,348	9,410,482
New World Development Ltd.	13,257,800	26,656,229
Shimao Property Holdings Ltd.	9,653,372	16,049,865
Sun Hung Kai Properties Ltd.	6,815,080	117,437,017
Wharf Holdings Ltd.	6,562,000	42,118,046
		320,774,091
HOTEL 0.5%
Shangri-La Asia Ltd.	3,059,100	6,954,964
OFFICE 3.4%
Hongkong Land Holdings Ltd. (USD)	7,475,771	46,424,538

	Number of Shares	Value
RESIDENTIAL 2.6%
China Overseas Land & Investment Ltd.	16,493,340	$34,904,740
RETAIL 0.9%
Link REIT	4,410,000	13,072,814
TOTAL HONG KONG		422,131,147
INDONESIA 0.1%
DIVERSIFIED
Summarecon Agung Tbk PT	8,975,500	1,106,224
JAPAN 11.4%
DIVERSIFIED 8.6%
Mitsubishi Estate Co., Ltd.	3,595,600	58,490,953
Mitsui Fudosan Co., Ltd.	3,464,049	58,425,743
		116,916,696
OFFICE 1.9%
DA Office Investment Corp.	965	2,514,225
Japan Prime Realty Investment Corp.	1,875	4,128,234
Japan Real Estate Investment Corp.	1,081	9,828,450
Nippon Building Fund	1,092	9,562,195
		26,033,104
RESIDENTIAL 0.9%
Advance Residence Investment Corp.(c)	4,221	7,114,215
BLife Investment Corp.	770	4,187,590
Goldcrest Co., Ltd.	34,595	652,282
		11,954,087
TOTAL JAPAN		154,903,887
NETHERLANDS 2.3%
RETAIL
Corio NV	366,740	25,072,915
Eurocommercial Properties NV	143,788	6,664,647
		31,737,562

	Number of Shares	Value
NORWAY 0.5%
OFFICE
Norwegian Property ASA(c)	4,085,283	$7,050,598
PHILIPPINES 0.2%
RETAIL
SM Prime Holdings	7,741,800	2,226,308
SINGAPORE 8.6%
DIVERSIFIED 4.2%
Allgreen Properties Ltd.	6,012,200	5,394,568
CapitaLand Ltd.	10,513,000	32,455,920
Keppel Land Ltd.	4,062,449	12,510,774
Suntec Real Estate Investment Trust	5,812,995	6,674,490
		57,035,752
HOTEL 0.8%
City Development Ltd.	1,091,000	10,585,628
INDUSTRIAL 1.3%
AIM AMP Capital Industrial REIT	34,219,529	5,724,505
Ascendas REIT	7,400,000	12,323,017
		18,047,522
OFFICE 0.6%
CapitaCommercial Trust	7,939,237	8,934,736
RETAIL 1.7%
CapitaMall Trust	7,823,200	12,789,810
CapitaMalls Asia Ltd.	5,956,531	9,783,368
		22,573,178
TOTAL SINGAPORE		117,176,816

	Number of Shares	Value
SWEDEN 3.0%
DIVERSIFIED 2.4%
Castellum AB	992,756	$13,204,147
Fabege AB	1,548,219	15,561,779
Klovern AB	874,250	4,202,408
		32,968,334
OFFICE 0.6%
Wihlborgs Fastigheter AB	290,797	8,002,974
TOTAL SWEDEN		40,971,308
SWITZERLAND 1.0%
DIVERSIFIED 0.5%
Swiss Prime Site AG(c)	97,693	6,934,398
OFFICE 0.5%
PSP Swiss Property AG(c)	93,498	6,912,563
TOTAL SWITZERLAND		13,846,961
UNITED KINGDOM 7.0%
DIVERSIFIED 4.8%
British Land Co., PLC	3,948,877	28,845,292
Hammerson PLC	3,807,895	23,586,316
Land Securities Group PLC	1,304,961	13,130,009
		65,561,617
OFFICE 2.2%
Derwent London PLC	557,738	13,177,301
Great Portland Estates PLC	3,003,085	16,100,979
		29,278,280
TOTAL UNITED KINGDOM		94,839,897
TOTAL COMMON STOCK (Identified cost—$1,070,345,524)		1,346,861,297

		Number of Rights	Value
RIGHTS 0.0%
SINGAPORE
AIMS AMP Capital Industrial REIT, expire 10/1/10(c) (Identified cost—$0)		11,976,835	$546,430

		Number of Warrants
WARRANTS 0.0%
HONG KONG
Henderson Land Development Company, Ltd., expire 6/1/11(c) (Identified cost—$0)		474,879	135,875

		Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(d)		4,452,284	4,452,284
State Street Institutional Liquid Reserves Fund, 0.26%(d)		4,458,745	4,458,745
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,911,029)			8,911,029

TOTAL INVESTMENTS (Identified cost—$1,079,256,553)	99.7%		1,356,454,631

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		4,547,972

NET ASSETS	100.0%		$1,361,002,603

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0% of net assets of the Fund.

(b) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0% of net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.

The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,346,861,297	$1,346,861,297	$—	—
Rights	546,430	546,430	—	—
Warrants	135,875	135,875	—	—
Money Market Funds	8,911,029	—	8,911,029	—
Total Investments	$1,356,454,631	$1,347,543,602	$8,911,029	—

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$283,371,089
Gross unrealized depreciation	(6,173,011)
Net unrealized appreciation	$277,198,078

Cost for federal income tax purposes	$1,079,256,553

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010